Note 15 - Related Party Transactions (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	For the year ended
	November 30,
	2022	2021
	($)	($)
Management fees	265	178
Director and officer fees	562	320
Share-based compensation	1,219	1,267
Total	2,046	1,765